ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Dec. 31, 2020
Ucon Capotal (HK) Limited [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	May 21, 2019
Variable Interest Entity, Qualitative or Quantitative Information, Place of Establishment	Hong Kong
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Beijing Lianji Future Technology Co., Ltd [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	May 21, 2019
Variable Interest Entity, Qualitative or Quantitative Information, Place of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Beijing Lianji Technology Co., Ltd. [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	May 21, 2019
Variable Interest Entity, Qualitative or Quantitative Information, Place of Establishment	PRC
Mercurity Limited
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	May 21, 2019
Variable Interest Entity, Qualitative or Quantitative Information, Place of Establishment	British Virgin Islands
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
NBPay Investment
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Mar. 02, 2020
Variable Interest Entity, Qualitative or Quantitative Information, Place of Establishment	British Virgin Islands
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
NBpay
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Mar. 02, 2020
Variable Interest Entity, Qualitative or Quantitative Information, Place of Establishment	Singapore
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Mercurity Beijing
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	May 21, 2019
Variable Interest Entity, Qualitative or Quantitative Information, Place of Establishment	PRC